VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 2.6%
Incitec Pivot Ltd.	6,853,308	$15,663,936
Treasury Wine Estates Ltd.	2,260,462	18,282,303
		33,946,239
Brazil: 2.6%
Rumo SA	4,189,100	14,312,574
Yara International ASA (NOK)	575,537	20,182,343
		34,494,917
Canada: 6.7%
Nutrien Ltd. (USD)	1,051,232	87,651,724
Chile: 3.9%
Sociedad Quimica y Minera de Chile SA (ADR)	566,121	51,375,481
China: 3.5%
China Mengniu Dairy Co. Ltd. (HKD) *	6,114,000	24,168,504
Wilmar International Ltd. (SGD)	8,426,151	22,437,908
		46,606,412
Denmark: 0.8%
Bakkafrost P/F (NOK)	175,829	6,992,388
Schouw & Co. A/S	51,551	3,006,283
		9,998,671
Germany: 8.1%
Bayer AG	2,003,321	92,264,319
K+S AG	758,694	14,361,516
		106,625,835
Indonesia: 0.2%
Golden Agri-Resources Ltd. (SGD)	14,567,745	2,677,576
Israel: 1.4%
ICL Group Ltd. (USD) †	2,193,927	17,946,323
Japan: 4.5%
Kubota Corp. †	3,235,430	44,957,748
Maruha Nichiro Corp. †	137,800	2,344,342
NH Foods Ltd.	322,300	8,494,472
Nippon Suisan Kaisha Ltd.	866,900	3,261,934
		59,058,496
Malaysia: 2.2%
IOI Corp. Bhd	8,123,755	6,583,586
Kuala Lumpur Kepong Bhd	1,495,270	6,660,653
PPB Group Bhd	2,141,980	7,437,110
Sime Darby Plantation Bhd	9,591,600	8,433,763
		29,115,112
Netherlands: 0.9%
OCI NV	316,781	11,593,112
Norway: 2.4%
Leroy Seafood Group ASA	991,869	3,909,015
Mowi ASA	1,640,524	20,849,950
Salmar ASA	205,458	6,919,666
		31,678,631
Russia: 0.0%
PhosAgro PJSC ∞ ø	97,916	0
PhosAgro PJSC (USD) (GDR) ∞ ø	1,892	0
		0
	Number of Shares	Value
Singapore: 0.8%
Charoen Pokphand Indonesia Tbk PT (IDR)	28,600,200	$10,598,086
Sweden: 0.2%
Oatly Group AB (ADR) * †	1,102,505	2,899,588
Switzerland: 0.6%
Bucher Industries AG	26,410	8,259,725
Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd.	2,952,000	5,102,344
Thailand: 1.0%
Charoen Pokphand Foods PCL (NVDR)	19,116,636	12,665,709
United Kingdom: 3.5%
CNH Industrial NV (USD)	3,623,764	40,477,444
Genus Plc	208,602	6,050,673
		46,528,117
United States: 53.8%
AGCO Corp.	201,076	19,337,479
Archer-Daniels-Midland Co.	920,724	74,072,246
Balchem Corp.	76,395	9,288,104
Beyond Meat, Inc. * †	199,420	2,825,781
Bunge Ltd.	391,362	32,314,760
CF Industries Holdings, Inc.	497,561	47,890,246
Corteva, Inc.	1,417,216	80,993,895
Darling Ingredients, Inc. *	470,408	31,117,489
Deere & Co.	319,188	106,573,681
Elanco Animal Health, Inc. *	939,451	11,658,587
FMC Corp.	329,417	34,819,377
Mosaic Co.	1,026,312	49,601,659
Neogen Corp. *	540,488	7,550,617
Pilgrim’s Pride Corp. *	180,006	4,143,738
Toro Co.	318,069	27,506,607
Tyson Foods, Inc.	918,362	60,547,607
Zoetis, Inc.	728,429	108,018,737
		708,260,610
Total Common Stocks (Cost: $1,514,790,745)		1,317,082,708

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $3,089,497)
State Street Navigator Securities Lending Government Money Market Portfolio	3,089,497	3,089,497
Total Investments: 100.3% (Cost: $1,517,880,242)		1,320,172,205
Liabilities in excess of other assets: (0.3)%		(3,664,923)
NET ASSETS: 100.0%		$1,316,507,282

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VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,461,139.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $0, or 0.0% of net assets

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
PhosAgro PJSC	09/18/2015	1,892	$29,572	$0	0.0%
PhosAgro PJSC	09/18/2015	97,916	4,606,093	0	0.0%
			$4,635,665	$0	0.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	29.1%	$383,644,456
Health Care	17.1	225,542,933
Industrials	19.9	261,425,259
Materials	33.9	446,470,060
	100.0%	$1,317,082,708
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